BUSINESS ACQUISITIONS (Details Textual B) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Closing price stock	$ 0.001	$ 0.001	$ 0.001
NovalereMember
Business Acquisition [Line Items]
Cash consideration	$ 43,124
Common Stock	25,895,312
Fair Market Value of Contingent Consideration - Royalty	3,728,925
Fair Market Value of Future Earn Out Payments	1,205,000
Net Purchase Price Consideration	4,977,049
Earn out payment maximum	$ 2,500,000
Closing price stock	$ 0.20
NovalereMember
Business Acquisition [Line Items]
Escrow shares	12,280,796
NovalereMember | ClosingShares [Member]
Business Acquisition [Line Items]
Common Stock	$ 12,947,657
Fair Market Value of Contingent Consideration - Royalty	2,071,625
NovalereMember | ANDAShares [Member]
Business Acquisition [Line Items]
Common Stock	12,947,655
Fair Market Value of Contingent Consideration - Royalty	$ 1,657,300